Delaware Group Adviser Funds, Inc.
Statements of Operations
Year Ended October 31, 1997
Final Statements


                                                                        Corporate            Federal
                                                     Enterprise           Income               Bond
                                                        Fund               Fund                Fund
                                                        ----               ----                ----
INVESTMENT INCOME:

Interest                                         $    209,073        $  1,200,469        $    674,459
Dividends (net of withholding taxes)                   77,494                   0                   0
                                                 ------------        ------------        ------------
                                                      286,567           1,200,469             674,459
                                                 ------------        ------------        ------------

EXPENSES:
Management fees                                       209,827              36,006              30,354
Custodian fees                                          6,340               1,860               1,950
Dividend disbursing and transfer agent
     fees and expenses                                 39,058               7,247              (1,320)
Distribution expense                                   74,359              34,671              33,587
Federal and state registration fees                    22,500              23,438              25,850
Reports and statements to shareholders                  9,800                (506)             (2,600)
Professional fees                                      (2,500)              5,000              (1,000)
Directors' fees                                         1,200               1,000               1,450
Taxes (other than taxes on income)                      3,325               2,775                 900
Amortization of organization expenses                   1,833               1,796               1,861
Other                                                  19,330              (3,458)             (3,393)
                                                 ------------        ------------        ------------
                                                      385,072             109,829              87,639

Less expenses absorbed by the adviser                       0                   0                   0
                                                 ------------        ------------        ------------
NET INVESTMENT INCOME (LOSS)                          (98,505)          1,090,640             586,820
                                                 ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investment  transactions                           11,442,732             503,289             100,476
Futures                                              (166,065)                  0                   0
Foreign currencies                                          0                   0                   0
                                                 ------------        ------------        ------------
Net realized gain (loss)                           11,276,667             503,289             100,476
Net unrealized appreciation (depreciation)
     of investments and foreign currencies
     during the year                               (5,472,168)           (371,875)           (117,503)
                                                 ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES               5,804,499             131,414             (17,027)
                                                 ------------        ------------        ------------
NET INCREASE RESULTING
FROM OPERATIONS                                  $  5,705,994        $  1,222,054        $    569,793
                                                 ============        ============        ============

Delaware Group Adviser Funds, Inc.
Statements of Changes in Net Assets



                                                                    Enterprise Fund                  Corporate Income Fund
                                                            ------------------------------      -------------------------------
                                                                      Year Ended                         Year Ended
                                                                       October 31,                        October 31,
                                                                 1997              1996              1997              1996
                                                            -------------     -------------     -------------     -------------
OPERATIONS:
Net investment income (loss)                                $    (98,505)     $   (325,621)     $  1,090,640      $  1,023,577
Net realized gain (loss) on investments
     and foreign currencies                                   11,276,667         2,677,337           503,289            20,020
Net change in unrealized appreciation
     (depreciation) on investments, foreign currency
     forward currency contracts, futures and other
     assets                                                   (5,472,168)        2,338,469          (371,875)         (185,462)
                                                            ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
     resulting from operations                                 5,705,994         4,690,185         1,222,054           858,135
                                                            ------------      ------------      ------------      ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
A Class                                                             --                --            (610,482)         (718,871)
B Class                                                             --                --             (11,067)          (17,832)
C Class                                                             --                --              (2,191)           (1,624)
Institutional Class                                                 --                --            (467,016)         (287,769)

Net realized gain from security transactions:
A Class                                                       (8,417,261)             --                --                --
B Class                                                         (942,077)             --                --                --
C Class                                                          (56,623)             --                --                --
Institutional Class                                           (3,791,339)             --                --                --
                                                            ------------      ------------      ------------      ------------
                                                             (13,207,300)                0        (1,090,756)       (1,026,096)
                                                            ------------      ------------      ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
A Class                                                        5,198,798         2,275,881           971,340           305,376
B Class                                                          376,136           795,312           206,919            81,050
C Class                                                          144,869            38,507               814            63,666
Institutional Class                                              443,797         3,105,531         2,245,969         3,648,730
Net asset value of shares issued upon reinvestment
     of dividends from net realized gain on security
     transactions:
A Class                                                        8,372,315              --             591,160           708,496
B Class                                                          838,156              --               9,703            16,283
C Class                                                           51,653              --               1,897             1,623
Institutional Class                                            3,791,339              --             467,016           292,853
                                                            ------------      ------------      ------------      ------------
                                                              19,217,063         6,215,231         4,494,818         5,118,077
                                                            ------------      ------------      ------------      ------------
Cost of shares repurchased:
A Class                                                      (27,798,576)       (1,082,040)      (13,975,886)         (105,817)
B Class                                                       (3,075,966)         (626,025)         (419,954)         (256,466)
C Class                                                         (239,744)          (38,554)          (74,031)             (747)
Institutional Class                                           (9,086,607)         (715,737)       (8,545,639)       (1,785,656)
                                                            ------------      ------------      ------------      ------------
                                                             (40,200,893)       (2,462,356)      (23,015,510)       (2,148,686)
                                                            ------------      ------------      ------------      ------------
Increase (decrease) in assets derived from capital
     share transactions                                      (20,983,830)        3,752,875       (18,520,692)        2,969,391
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                        (28,485,136)        8,443,060       (18,389,394)        2,801,430

NET ASSETS:
Beginning of period                                           28,486,265        20,043,205        18,389,288        15,587,858
                                                            ------------      ------------      ------------      ------------
End of period                                               $      1,129      $ 28,486,265      $       (106)     $ 18,389,288
                                                            ============      ============      ============      ============

Undistributed net investment income (loss)                  $          0      $          0      $          0      $          0
                                                            ============      ============      ============      ============

                                                                  Federal Bond Fund
                                                            ------------------------------
                                                                     Year Ended
                                                                     October 31,
                                                                1997              1996
                                                            ------------      ------------
OPERATIONS:
Net investment income (loss)                                $    586,820      $    617,314
Net realized gain (loss) on investments
     and foreign currencies                                      100,476          (169,368)
Net change in unrealized appreciation
     (depreciation) on investments, foreign currency
     forward currency contracts, futures and other assets       (117,503)          (32,850)
                                                            ------------      ------------
Net increase (decrease) in net assets
     resulting from operations                                   569,793           415,096
                                                            ------------      ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
A Class                                                         (530,179)         (603,847)
B Class                                                          (47,148)          (16,564)
C Class                                                             (491)             (738)
Institutional Class                                               (5,205)           (5,449)

Net realized gain from security transactions:
A Class                                                             --                --
B Class                                                             --                --
C Class                                                             --                --
Institutional Class                                                 --                --
                                                            ------------      ------------
                                                                (583,023)         (626,598)
                                                            ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
A Class                                                          123,674            48,548
B Class                                                           45,638           262,721
C Class                                                              742             3,700
Institutional Class                                            1,260,308           155,011
Net asset value of shares issued upon reinvestment
     of dividends from net realized gain on security
     transactions:
A Class                                                          524,540           600,991
B Class                                                           14,724            14,743
C Class                                                              491               724
Institutional Class                                                5,205             5,449
                                                            ------------      ------------
                                                               1,975,322         1,091,887
                                                            ------------      ------------
Cost of shares repurchased:
A Class                                                      (12,052,854)          (70,780)
B Class                                                         (627,522)           (5,294)
C Class                                                          (13,848)           (6,151)
Institutional Class                                           (1,372,899)       (1,047,866)
                                                            ------------      ------------
                                                             (14,067,123)       (1,130,091)
                                                            ------------      ------------
Increase (decrease) in assets derived from capital
     share transactions                                      (12,091,801)          (38,204)
                                                            ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                        (12,105,031)         (249,706)

NET ASSETS:
Beginning of period                                           12,105,271        12,354,977
                                                            ------------      ------------
End of period                                               $        240      $ 12,105,271
                                                            ============      ============

Undistributed net investment income (loss)                  $          0      $          0
                                                            ============      ============

Notes to Financial Statements
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Enterprise Fund A Class
                                                                      -----------------------

                                               For the Year      For the Year       For the Year        For the Period
                                                   Ended            Ended               Ended         December 3, 1993 (1)
                                             October 31, 1997   October 31, 1996   October 31, 1995   to October 31, 1994
                                             ----------------   ----------------   ----------------   --------------------
Net asset value, beginning of period           $     13.59        $     11.28         $     9.20           $    10.00
                                               -----------        -----------         ----------           ----------
Income from investment operations:
Net investment income (loss)                         (0.05)             (0.16)             (0.08)               (0.08)
Net realized and unrealized gain (loss)
     from security transactions                       0.00               2.47               2.16                (0.71)
                                               -----------        -----------         ----------           ----------
Net increase (decrease) in net assets
     from investment operations                      (0.05)              2.31               2.08                (0.79)
                                               -----------        -----------         ----------           ----------
Less dividends and distributions:
Dividends from net investment income                   --                 --                 --                 (0.01)
Distributions from net realized gain
     on security transactions                        (4.11)               --                 --                   --
                                               -----------        -----------         ----------           ----------
Total dividends and distributions                    (4.11)              0.00               0.00                (0.01)
                                               -----------        -----------         ----------           ----------
Net asset value, end of period                 $      9.43        $     13.59         $    11.28           $     9.20
                                               ===========        ===========         ==========           ==========

Total Return (2)                                       N/A              20.37%             22.72%                7.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $         0        $    18,826         $   14,508           $   10,579
Ratio of expenses to average net assets               1.48%              1.82%              1.85%                1.85%
Ratio of expenses to average net assets
     prior to limit                                   1.48%              1.90%              2.42%                3.10%
Ratio of net investment income to
     average net assets                              (0.39%)            (1.26%)            (0.83%)              (1.01%)
Ratio of net investment income to average
     net assets prior to limit                       (0.39%)            (1.34%)            (1.40%)              (2.26%)
Portfolio turnover                                      98%                92%               106%                 120%
Average commission rate paid                   $    0.0536        $    0.0505                N/A                  N/A

(1) Date of initial public offering; rati os and total return have been annualized.
(2) Does not include maximum sales charge   of 4.75% nor the 1% limited
contingent deferred sales charge that wou ld apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                                                                      Enterprise Fund B Class
                                                                      -----------------------

                                               For the Year      For the Year       For the Year        For the Period
                                                   Ended            Ended               Ended         April 14, 1994 (1)
                                             October 31, 1997   October 31, 1996   October 31, 1995   to October 31, 1994
                                             ----------------   ----------------   ----------------   --------------------


Net asset value, beginning of period            $   14.34           $  11.96          $    9.81            $  10.00
                                                ---------           --------          ---------            --------
Income from investment operations:
Net investment income (loss)                        (0.13)             (0.26)             (0.12)              (0.04)
Net realized and unrealized gain (loss)
     from security transactions                      0.00               2.64               2.27               (0.15)
                                                ---------           --------          ---------            --------
Net increase (decrease) in net assets
     from investment operations                     (0.13)              2.38               2.15               (0.19)
                                                ---------           --------          ---------            --------
Less dividends and distributions:
Dividends from net investment income                  --                 --                 --                  --
Distributions from net realized gain
     on security transactions                       (4.01)               --                 --                  --
                                                ---------           --------          ---------            --------
Total dividends and distributions                   (4.01)              0.00               0.00                0.00
                                                ---------           --------          ---------            --------
Net asset value, end of period                  $   10.20           $  14.34          $   11.96            $   9.81
                                                =========           ========          =========            ========

Total Return (2)                                      N/A              19.90%             21.92%               1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $       0           $  2,365          $   1,811            $    761
Ratio of expenses to average net assets              2.18%              2.50%              2.50%               2.50%
Ratio of expenses to average net assets
     prior to limit                                  2.18%              2.58%              3.07%               3.76%
Ratio of net investment income to
     average net assets                             (1.09%)            (1.94%)            (1.50%)             (1.53%)
Ratio of net investment income to average
     net assets prior to limit                      (1.09%)            (2.02%)            (2.07%)             (2.79%)
Portfolio turnover                                     98%                92%               106%                120%
Average commission rate paid                    $  0.0536           $ 0.0505                N/A                 N/A

                                                                       Enterprise Fund C Class
                                                                       -----------------------

                                               For the Year      For the Year       For the Year        For the Period
                                                   Ended            Ended               Ended         May 10, 1994 (1) to
                                             October 31, 1997   October 31, 1996   October 31, 1995     October 31, 1994
                                             ----------------   ----------------   ----------------   --------------------
Net asset value, beginning of period                     $  14.61           $  12.21          $  10.02           $   10.00
                                                         --------           --------          --------           ---------
Income from investment operations:
Net investment income (loss)                                (0.13)             (0.25)            (0.15)              (0.05)
Net realized and unrealized gain (loss)
     from security transactions                               --                2.65              2.34                0.07
                                                         --------           --------          --------           ---------
Net increase (decrease) in net assets
     from investment operations                             (0.13)              2.40              2.19                0.02
                                                         --------           --------          --------           ---------
Less dividends and distributions:
Dividends from net investment income                          --                 --                --                  --
Distributions from net realized gain
     on security transactions                               (3.96)               --                --                  --
                                                         --------           --------          --------           ---------
Total dividends and distributions                           (3.96)              0.00              0.00                0.00
                                                         --------           --------          --------           ---------
Net asset value, end of period                           $  10.52           $  14.61          $  12.21           $   10.02
                                                         ========           ========          ========           =========

Total Return (2)                                              N/A              19.57%            21.86%               0.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $      0           $     70          $     58           $      37
Ratio of expenses to average net assets                      2.17%              2.50%             2.50%               2.50%
Ratio of expenses to average net assets
     prior to limit                                          2.17%              2.58%             3.07%               3.75%
Ratio of net investment income to
     average net assets                                     (1.08%)            (1.94%)           (1.49%)             (1.53%)
Ratio of net investment income to average
     net assets prior to limit                              (1.08%)            (2.02%)           (2.06%)             (2.78%)
Portfolio turnover                                             98%                92%              106%                120%
Average commission rate paid                             $ 0.0536           $ 0.0505               N/A                 N/A

                                                                Enterprise Fund Institutional Class
                                                                -----------------------------------

                                               For the Year      For the Year       For the Year        For the Period
                                                   Ended            Ended               Ended         February 3, 1994(1)
                                             October 31, 1997   October 31, 1996   October 31, 1995   to October 31, 1994
                                             ----------------   ----------------   ----------------   --------------------


Net asset value, beginning of period             $  13.66           $  11.30           $   9.23             $ 10.44
                                                 --------           --------           --------             -------
Income from investment operations:
Net investment income (loss)                        (0.01)             (0.12)             (0.02)              (0.02)
Net realized and unrealized gain (loss)
     from security transactions                       --                2.48               2.09               (1.19)
                                                 --------           --------           --------             -------
Net increase (decrease) in net assets
     from investment operations                     (0.01)              2.36               2.07               (1.21)
                                                 --------           --------           --------             -------
Less dividends and distributions:
Dividends from net investment income                  --                 --                 --                  --
Distributions from net realized gain
     on security transactions                       (4.13)               --                 --                  --
                                                 --------           --------           --------             -------
Total dividends and distributions                   (4.13)              0.00               0.00                0.00
                                                 --------           --------           --------             -------
Net asset value, end of period                   $   9.52           $  13.65           $  11.30             $  9.23
                                                 ========           ========           ========             =======

Total Return (2)                                      N/A              20.80%             22.43%             (11.61%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $      0           $  7,225           $  3,666             $   234
Ratio of expenses to average net assets              1.18%              1.50%              1.53%               1.50%
Ratio of expenses to average net assets
     prior to limit                                  1.18%              1.58%              2.07%               2.75%
Ratio of net investment income to
     average net assets                             (0.09%)            (0.94%)            (0.60%)             (0.63%)
Ratio of net investment income to average
     net assets prior to limit                      (0.09%)            (1.02%)            (1.14%)             (1.88%)
Portfolio turnover                                     98%                92%               106%                120%
Average commission rate paid                     $ 0.0536           $ 0.0505                N/A                 N/A

                                                                   Corporate Income Fund A Class
                                                                   -----------------------------
                                                For the Year     For the Year       For the Year      For the Period
                                                   Ended             Ended              Ended         12/3/93(1) to
                                             October 31, 1997  October 31, 1996    October 31, 1995  October 31, 1994
                                             ----------------  ----------------    ----------------  ----------------


Net asset value, beginning of period            $    9.62         $     9.76         $     8.80         $   10.00
                                                ---------         ----------         ----------         ---------

Income from investment operations:
Net investment income (loss)                         0.55               0.59               0.61              0.51
Net realized and unrealized (gain)
     loss from security transactions                (0.01)             (0.14)              0.91             (1.20)
                                                ---------         ----------         ----------         ---------
Total from investment operations                     0.54               0.45               1.52             (0.69)
                                                ---------         ----------         ----------         ---------

Less dividends and distributions:
Dividends from net investment income                (0.26)             (0.59)             (0.56)            (0.51)
Distributions from net realized gain
     on security transactions                          --                 --                 --                --
                                                ---------         ----------         ----------         ---------
Total dividends and distributions                   (0.26)             (0.59)             (0.56)            (0.51)
                                                ---------         ----------         ----------         ---------

Net asset value, end of period                  $    9.80         $     9.62         $     9.76         $    8.80
                                                =========         ==========         ==========         =========

Total Return(2)                                       N/A               4.81%             17.71%            (7.06%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $       0         $   12,270         $   11,518         $   9,620
Ratio of expenses to average net assets              0.77%              1.23%              1.25%             1.25%
Ratio of expenses to average net assets
     prior to limit                                  0.77%              1.65%              1.87%             2.55%
Ratio of net investment income to
     average net assets                              6.51%              6.20%              6.64%             6.04%
Ratio of net investment income to average
     net assets prior to limit                       6.51%              5.78%              6.02%             4.74%
Portfolio turnover rate                                78%                68%               119%              185%

(1) Rates have been annualized and total return has not been annualized.
(2) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                                                                   Corporate Income Fund B Class
                                                                   -----------------------------

                                                  For the Year     For the Year       For the Year       For the Period
                                                      Ended            Ended              Ended           5/11/94(1) to
                                               October 31, 1997   October 31, 1996   October 31, 1995   October 31, 1994
                                               ----------------   ----------------   ----------------   ----------------


Net asset value, beginning of period                $ 10.35           $ 10.45           $  9.73           $ 10.00
                                                    -------           -------           -------           -------

Income from investment operations:
Net investment income (loss)                           0.49              0.52              0.66              0.29
Net realized and unrealized (gain)
     loss from security transactions                   0.08             (0.10)             0.91             (0.28)
                                                    -------           -------           -------           -------
Total from investment operations                       0.57              0.42              1.57              0.01
                                                    -------           -------           -------           -------

Less dividends and distributions:
Dividends from net investment income                  (0.26)            (0.52)            (0.85)            (0.28)
Distributions from net realized gain
     on security transactions                            --                --                --                --
                                                    -------           -------           -------           -------
Total dividends and distributions                     (0.26)            (0.52)            (0.85)            (0.28)
                                                    -------           -------           -------           -------

Net asset value, end of period                       $10.66           $ 10.35           $ 10.45           $  9.73
                                                     ======           =======           =======           =======

Total Return(2)                                         N/A              4.16%            17.05%             0.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $    0           $   196           $   362           $   222
Ratio of expenses to average net assets                1.46%             1.90%             1.90%             1.90%
Ratio of expenses to average net assets
     prior to limit                                    1.46%             2.32%             2.52%             3.21%
Ratio of net investment income to
     average net assets                                5.30%             5.53%             5.97%             5.94%
Ratio of net investment income to average
     net assets prior to limit                         5.30%             5.11%             5.35%             4.63%
Portfolio turnover rate                                  78%               68%              119%              185%

                                                                    Corporate Income Fund C Class
                                                                    -----------------------------
                                               For the Year      For the Year        For the Year     For the Period
                                                  Ended              Ended               Ended         9/14/94(1) to
                                             October 31, 1997   October 31, 1996   October 31, 1995   October 31, 1994
                                             ----------------   ----------------   ----------------   ----------------


Net asset value, beginning of period              $ 10.33             $10.44            $  9.80           $ 10.00
                                                  -------             ------            -------           -------

Income from investment operations:
Net investment income (loss)                         0.49               0.52               0.18              0.08
Net realized and unrealized (gain)
     loss from security transactions                (0.09)             (0.11)              1.33             (0.19)
                                                  -------             ------            -------           -------
Total from investment operations                     0.40               0.41               1.51             (0.11)
                                                  -------             ------            -------           -------

Less dividends and distributions:
Dividends from net investment income                (0.26)             (0.52)             (0.87)            (0.09)
Distributions from net realized gain
     on security transactions                        0.00                 --                 --                --
                                                  -------             ------            -------           -------
Total dividends and distributions                   (0.26)             (0.52)             (0.87)            (0.09)
                                                  -------             ------            -------           -------

Net asset value, end of period                     $10.47             $10.33            $ 10.44           $  9.80
                                                   ======             ======            =======           =======

Total Return(2)                                       N/A               4.06%             16.23%             1.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $    0             $   71            $     5           $     9
Ratio of expenses to average net assets              1.47%              1.90%              1.90%             1.85%
Ratio of expenses to average net assets
     prior to limit                                  1.47%              2.32%              2.52%             3.17%
Ratio of net investment income to
     average net assets                              5.35%              5.53%              5.75%             5.91%
Ratio of net investment income to average
     net assets prior to limit                       5.35%              5.11%              5.13%             4.59%
Portfolio turnover rate                                78%                68%               119%              185%

                                                                 Corporate Income Fund Institutional Class
                                                                 -----------------------------------------
                                                 For the Year         For the Year        For the Year      For the Period
                                                      Ended               Ended             Ended            2/3/94(1) to
                                                 October 31, 1997   October 31, 1996     October 31, 1995   October 31, 1994
                                                 ----------------   ----------------     ----------------   ----------------


Net asset value, beginning of period                 $ 9.34           $    9.49           $    8.84           $    9.98
                                                     ------           ---------           ---------           ---------

Income from investment operations:
Net investment income (loss)                           0.58                0.62                0.73                0.41
Net realized and unrealized (gain)
     loss from security transactions                  (0.31)              (0.15)               0.78               (1.12)
                                                     ------           ---------           ---------           ---------
Total from investment operations                       0.27                0.47                1.51               (0.71)
                                                     ------           ---------           ---------           ---------

Less dividends and distributions:
Dividends from net investment income                  (0.31)              (0.62)              (0.86)              (0.43)
Distributions from net realized gain
     on security transactions                            --                  --                  --                  --
                                                     ------           ---------           ---------           ---------
Total dividends and distributions                     (0.31)              (0.62)              (0.86)              (0.43)
                                                     ------           ---------           ---------           ---------

Net asset value, end of period                       $ 9.30           $    9.34           $    9.49           $    8.84
                                                     ======           =========           =========           =========

Total Return(2)                                         N/A                5.19%              18.27%               7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $    0           $   5,852           $   3,704           $   1,302
Ratio of expenses to average net assets                0.47%               0.90%               0.90%               0.90%
Ratio of expenses to average net assets
     prior to limit                                    0.47%               1.32%               1.52%               2.20%
Ratio of net investment income to
     average net assets                                7.01%               6.53%               6.95%               6.88%
Ratio of net investment income to average
     net assets prior to limit                         7.01%               6.11%               6.33%               5.58%
Portfolio turnover rate                                  78%                 68%                119%                185%

                                                                        Federal Bond Fund A Class
                                                                        -------------------------

                                                For the Year        For the Year        For the Year       For the Period
                                                   Ended               Ended               Ended         December 3, 1993(1) to
                                              October 31, 1997    October 31, 1996    October 31, 1995      October 31, 1994
                                              ----------------    ----------------    ----------------   ---------------------


Net asset value, beginning of period            $     9.60          $     9.80           $     9.15            $  10.00
                                                ----------          ----------           ----------            --------

Income from investment operations:
Net investment income (loss)                          0.50                0.52                 0.57                0.38
Net realized and unrealized gain (loss)
     from security transactions                      (0.42)              (0.20)                0.65               (0.86)
                                                ----------          ----------           ----------            --------
Net increase (decrease) from in net
     assets from investment operations                0.08                0.32                 1.22               (0.48)
                                                ----------          ----------           ----------            --------
Less dividends and distributions:
Dividends from net investment income                 (0.26)              (0.52)               (0.57)              (0.37)
Distributions from net realized gain
     on security transactions                          --                  --                   --                  --
                                                ----------          ----------           ----------            --------
Total dividends and distributions                    (0.26)              (0.52)               (0.57)              (0.37)
                                                ----------          ----------           ----------            --------
Net asset value, end of period                  $     9.42          $     9.60           $     9.80           $    9.15
                                                ==========          ==========           ==========           =========

Total Return(2)                                        N/A                3.43%               13.72%              (4.93%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $        0          $   11,419           $   11,062           $   9,658
Ratio of expenses to average net assets               0.83%               1.23%                1.25%               1.25%
Ratio of expenses to average net assets
     prior to limit                                   0.83%               1.91%                2.06%               2.58%
Ratio of net investment income to
     average net assets                               5.84%               5.33%                6.07%               4.38%
Ratio of net investment income to average
     net assets prior to limit                        5.84%               4.65%                5.26%               3.05%
Portfolio turnover rate                                114%                196%                 227%                366%


(1) Date of initial public offering; ratios and total return have been annualized.
(2) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                                                                      Federal Bond Fund B Class
                                                                      -------------------------

                                                  For the Year     For the Year      For the Year       For the Period
                                                     Ended             Ended             Ended        March 29, 1994(1) to
                                               October 31, 1997  October 31, 1996  October 31, 1995     October 31, 1994
                                               ----------------  ----------------  ----------------   --------------------


Net asset value, beginning of period               $ 10.07           $ 10.25           $  9.78             $ 10.00
                                                   -------           -------           -------             -------

Income from investment operations:
Net investment income (loss)                          0.43              0.45              0.57                0.12
Net realized and unrealized gain (loss)
     from security transactions                      (0.38)            (0.18)             0.65               (0.23)
                                                   -------           -------           -------             -------
Net increase (decrease) from in net
     assets from investment operations                0.05              0.27              1.22               (0.11)
                                                   -------           -------           -------             -------
Less dividends and distributions:
Dividends from net investment income                 (0.22)            (0.45)            (0.75)              (0.11)
Distributions from net realized gain
     on security transactions                          --                --                --                  --
                                                   -------           -------           -------             -------
Total dividends and distributions                    (0.22)            (0.45)            (0.75)              (0.11)
                                                   -------           -------           -------             -------
Net asset value, end of period                     $  9.90           $ 10.07           $  10.25            $  9.78
                                                   =======           =======           ========            =======

Total Return(2)                                        N/A              2.76%            13.09%              (1.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $     0           $   568           $   299             $   239
Ratio of expenses to average net assets               1.53%             1.90%             1.90%               1.90%
Ratio of expenses to average net assets
     prior to limit                                   1.53%             2.58%             2.71%               3.22%
Ratio of net investment income to
     average net assets                               4.86%             4.66%             5.43%               4.87%
Ratio of net investment income to average
     net assets prior to limit                        4.86%             3.98%             4.62%               3.55%
Portfolio turnover rate                                114%              196%              227%                366%

                                                                     Federal Bond Fund C Class
                                                                     -------------------------

                                               For the Year      For the Year      For the Year     For the Period
                                                    Ended            Ended              Ended      May 23, 1994(1) to
                                             October 31, 1997  October 31, 1996  October 31, 1995  October 31, 1994
                                             ----------------  ----------------  ----------------  ----------------


Net asset value, beginning of period              $ 10.20           $ 10.38           $  9.79           $ 10.00
                                                  -------           -------           -------           -------

Income from investment operations:
Net investment income (loss)                         0.43              0.45              0.63              0.15
Net realized and unrealized gain (loss)
     from security transactions                     (0.38)            (0.18)             0.47             (0.22)
                                                  -------           -------           -------           -------
Net increase (decrease) from in net
     assets from investment operations               0.05              0.27              1.10             (0.07)
                                                  -------           -------           -------           -------
Less dividends and distributions:
Dividends from net investment income                (0.22)            (0.45)            (0.51)            (0.14)
Distributions from net realized gain
     on security transactions                        0.00               --                --                --
                                                  -------           -------           -------           -------
Total dividends and distributions                   (0.22)            (0.45)            (0.51)            (0.14)
                                                  -------           -------           -------           -------
Net asset value, end of period                    $ 10.03           $ 10.20           $ 10.38           $  9.79
                                                  =======           =======           =======           =======

Total Return(2)                                       N/A              2.74%            11.59%            (0.72%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $     0           $    12           $    15           $    49
Ratio of expenses to average net assets              1.50%             1.90%             1.85%             1.90%
Ratio of expenses to average net assets
     prior to limit                                  1.50%             2.58%             2.70%             3.22%
Ratio of net investment income to
     average net assets                              4.61%             4.66%             4.73%             4.71%
Ratio of net investment income to average
     net assets prior to limit                       4.61%             3.98%             3.88%             3.39%
Portfolio turnover rate                               114%              196%              227%              366%

                                                                   Federal Bond Fund Institutional Class
                                                                   -------------------------------------

                                                  For the Year      For the Year      For the Year         For the Period
                                                      Ended             Ended           Ended          February 3, 1994(1) to
                                                October 31, 1997  October 31, 1996  October 31, 1995      October 31, 1994
                                                ----------------  ----------------  ----------------   ----------------------


Net asset value, beginning of period               $   9.09           $  9.60            $ 9.15               $  10.00
                                                   --------           -------            ------               --------

Income from investment operations:
Net investment income (loss)                           0.52              0.55               0.69                  0.33
Net realized and unrealized gain (loss)
     from security transactions                       (0.43)            (0.51)              0.54                 (0.85)
                                                   --------           -------            ------               --------
Net increase (decrease) from in net
     assets from investment operations                 0.09              0.04               1.23                 (0.52)
                                                   --------           -------            ------               --------
Less dividends and distributions:
Dividends from net investment income                  (0.27)            (0.55)             (0.78)                (0.33)
Distributions from net realized gain
     on security transactions                           --                --                 --                    --
                                                   --------           -------            ------               --------
Total dividends and distributions                     (0.27)            (0.55)             (0.78)                (0.33)
                                                   --------           -------            ------               --------
Net asset value, end of period                      $  8.91           $  9.09            $  9.60               $  9.15
                                                    =======           =======            =======               =======

Total Return(2)                                         N/A             60.00%             14.15%                (5.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $     0           $   106            $   979               $   353
Ratio of expenses to average net assets                0.53%            90.00%             90.00%                90.00%
Ratio of expenses to average net assets
     prior to limit                                    0.53%             1.58%              1.71%                 2.23%
Ratio of net investment income to
     average net assets                                6.52%             5.66%              6.39%                 5.57%
Ratio of net investment income to average
     net assets prior to limit                         6.52%             4.98%              5.58%                 4.24%
Portfolio turnover rate                                 114%              196%               227%                  366%